Federal Income Tax Status	12 Months Ended
Dec. 31, 2025
EBP 001 [Member]
EBP, Tax Status [Line Items]
Federal Income Tax Status
NOTE 4 - FEDERAL INCOME TAX STATUS
The Plan uses a Prototype
Non-standardized
Profit Sharing Plan with CODA with Empower. The agreement has obtained an opinion letter from the Internal Revenue Service (“IRS”), which states that the document satisfies the applicable provisions of the Internal Revenue Code. The Plan has not received a determination letter from the IRS; however the Plan administrator and the Plan’s counsel believe that the Plan is designed, and is currently being operated, in compliance with the applicable requirements of the Internal Revenue Code and, therefore, believe that the Plan is qualified and the related trust is tax-exempt.
Additionally, GAAP requires Plan management to evaluate the tax positions taken by the Plan and recognize a tax liability if the organization has taken an uncertain tax position that is more likely than not would not be sustained upon examination by the IRS. The Plan administrator has analyzed the tax positions taken by the Plan, and has concluded that as of December 31, 2025 and 2024, there are no uncertain tax positions taken or expected to be taken that would require recognition of a liability or disclosure in the financial statements. The Plan is subject to routine audits by taxing jurisdictions; however, there are currently no audits for any tax periods in progress.